iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .5%
AeroVironment, Inc.
(a)
...................... 1,374 $ 382,508
ATI, Inc.
(a)
.............................. 5,904 710,251
Axon Enterprise, Inc.
(a)
..................... 3,391 1,639,820
Boeing Co. (The)
(a)
........................ 33,892 7,921,238
BWX Technologies, Inc. .................... 4,026 827,061
Carpenter Technology Corp. ................. 2,155 684,924
Curtiss-Wright Corp. ....................... 1,596 1,048,077
General Dynamics Corp. .................... 10,952 3,845,138
General Electric Co. ....................... 45,653 14,005,884
HEICO Corp.
(b)
.......................... 1,699 562,216
HEICO Corp. , Class A ...................... 3,379 860,260
Hexcel Corp. ............................ 3,678 304,575
Howmet Aerospace, Inc. .................... 17,465 3,634,117
Huntington Ingalls Industries, Inc. .............. 1,731 727,903
L3Harris Technologies, Inc. .................. 8,110 2,780,513
Leonardo DRS, Inc. ....................... 3,334 136,894
Lockheed Martin Corp. ..................... 8,814 5,590,015
Northrop Grumman Corp. ................... 5,805 4,018,569
Rocket Lab Corp.
(a)
....................... 20,345 1,629,024
RTX Corp. ............................. 58,030 11,659,968
Textron, Inc. ............................ 7,794 686,340
TransDigm Group, Inc. ..................... 2,434 3,474,632
Woodward, Inc. .......................... 2,615 831,152
67,961,079
a
Air Freight & Logistics  —  0 .3%
CH Robinson Worldwide, Inc. ................ 5,036 981,768
Expeditors International of Washington, Inc. ....... 5,844 938,196
FedEx Corp. ............................ 9,376 3,021,416
GXO Logistics, Inc.
(a)
...................... 5,066 286,685
United Parcel Service, Inc. , Class B ............ 31,984 3,397,340
8,625,405
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 9,430 714,323
Autoliv, Inc. ............................. 3,202 388,210
BorgWarner, Inc. ......................... 9,263 439,159
Gentex Corp. ........................... 9,936 228,627
Lear Corp. ............................. 2,296 268,839
Mobileye Global, Inc. , Class A
(a)
............... 6,518 58,532
2,097,690
a
Automobiles  —  2 .1%
Ford Motor Co. .......................... 169,496 2,352,604
General Motors Co. ....................... 40,375 3,391,500
Lucid Group, Inc.
(a) (b)
....................... 4,893 54,166
Rivian Automotive, Inc. , Class A
(a) (b)
............. 35,504 523,684
Tesla, Inc.
(a)
............................. 121,715 52,387,353
Thor Industries, Inc. ....................... 2,344 262,223
58,971,530
a
Banks  —  3 .6%
Bank of America Corp. ..................... 290,776 15,469,283
Bank OZK ............................. 4,577 217,682
BOK Financial Corp. ....................... 971 126,172
Citigroup, Inc. ........................... 77,444 8,961,045
Citizens Financial Group, Inc. ................ 18,829 1,185,850
Comerica, Inc. ........................... 5,699 505,330
Commerce Bancshares, Inc. ................. 5,764 303,417
Cullen/Frost Bankers, Inc. ................... 2,737 377,213
East West Bancorp, Inc. .................... 5,880 672,907
Fifth Third Bancorp ....................... 28,678 1,440,209
First Citizens BancShares, Inc. , Class A .......... 435 900,263
Security Shares Value
a
Banks (continued)
First Financial Bankshares, Inc. ............... 5,416 $ 172,337
First Horizon Corp. ........................ 21,799 533,858
FNB Corp. ............................. 15,288 268,304
Glacier Bancorp, Inc. ...................... 5,560 281,781
Home BancShares, Inc. .................... 8,040 232,356
Huntington Bancshares, Inc. ................. 88,055 1,539,201
JPMorgan Chase & Co. .................... 117,917 36,069,631
KeyCorp ............................... 40,269 866,589
M&T Bank Corp. ......................... 6,751 1,495,819
Pinnacle Financial Partners, Inc. ............... 6,626 630,066
PNC Financial Services Group, Inc. (The) ........ 17,016 3,799,673
Popular, Inc. ............................ 3,030 404,596
Prosperity Bancshares, Inc. .................. 4,045 279,146
Regions Financial Corp. .................... 38,369 1,093,517
SOUTHSTATE BANK CORP. ................. 4,237 433,572
Truist Financial Corp. ...................... 55,711 2,864,660
U.S. Bancorp ........................... 67,180 3,769,470
UMB Financial Corp. ...................... 3,155 401,127
United Bankshares, Inc. .................... 5,903 249,874
Valley National Bancorp .................... 20,216 251,891
Webster Financial Corp. .................... 7,157 470,716
Wells Fargo & Co. ........................ 135,864 12,294,333
Western Alliance Bancorp ................... 4,663 415,707
Wintrust Financial Corp. .................... 2,842 419,167
Zions Bancorp NA ........................ 6,341 379,889
99,776,651
a
Beverages  —  1 .0%
Brown-Forman Corp. , Class A ................ 2,339 65,094
Brown-Forman Corp. , Class B , NVS ............ 7,864 215,238
Celsius Holdings, Inc.
(a)
..................... 6,941 364,264
Coca-Cola Co. (The) ...................... 167,695 12,545,263
Coca-Cola Consolidated, Inc. ................. 2,576 391,706
Constellation Brands, Inc. , Class A ............. 6,169 966,682
Keurig Dr Pepper, Inc. ..................... 58,683 1,610,261
Molson Coors Beverage Co. , Class B ........... 7,595 364,864
Monster Beverage Corp.
(a)
................... 30,796 2,487,085
National Beverage Corp.
(a)
................... 1,035 35,273
PepsiCo, Inc. ........................... 59,152 9,087,522
Primo Brands Corp. , Class A ................. 10,974 207,848
28,341,100
a
Biotechnology  —  1 .9%
AbbVie, Inc. ............................ 76,623 17,087,695
Alkermes PLC
(a)
.......................... 7,147 242,212
Alnylam Pharmaceuticals, Inc.
(a)
............... 5,718 1,933,027
Amgen, Inc. ............................ 23,328 7,975,377
Biogen, Inc.
(a)
........................... 6,327 1,138,164
BioMarin Pharmaceutical, Inc.
(a)
............... 8,159 461,310
CRISPR Therapeutics AG
(a) (b)
................. 3,692 184,452
Exact Sciences Corp.
(a)
..................... 8,254 844,714
Exelixis, Inc.
(a)
........................... 11,653 481,968
Gilead Sciences, Inc. ...................... 53,823 7,640,175
Halozyme Therapeutics, Inc.
(a)
................ 5,354 383,935
Incyte Corp.
(a)
........................... 7,180 718,503
Insmed, Inc.
(a)
........................... 9,133 1,432,694
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 7,010 579,517
Moderna, Inc.
(a)
.......................... 15,061 663,738
Natera, Inc.
(a)
........................... 5,914 1,366,962
Neurocrine Biosciences, Inc.
(a)
................ 4,240 576,894
Regeneron Pharmaceuticals, Inc. .............. 4,362 3,234,205
Roivant Sciences Ltd.
(a)
..................... 18,861 407,775
Summit Therapeutics, Inc.
(a) (b)
................. 6,418 92,933
United Therapeutics Corp.
(a)
.................. 1,864 875,129

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Biotechnology (continued)
Vaxcyte, Inc.
(a) (b)
.......................... 4,849 $ 259,761
Vertex Pharmaceuticals, Inc.
(a)
................ 10,981 5,159,972
53,741,112
a
Broadline Retail  —  3 .8%
Amazon.com, Inc.
(a)
....................... 421,381 100,836,473
Coupang, Inc. , Class A
(a)
.................... 58,280 1,174,925
eBay, Inc. .............................. 19,672 1,794,480
Etsy, Inc.
(a)
............................. 4,282 226,775
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 2,664 293,866
104,326,519
a
Building Products  —  0 .6%
A O Smith Corp. ......................... 5,090 374,064
Advanced Drainage Systems, Inc. ............. 2,986 453,991
Allegion PLC ............................ 3,812 630,467
Armstrong World Industries, Inc. ............... 1,962 360,498
Builders FirstSource, Inc.
(a)
.................. 4,787 547,633
Carlisle Companies, Inc. .................... 1,855 632,351
Carrier Global Corp. ....................... 34,433 2,051,518
Fortune Brands Innovations, Inc. .............. 5,301 286,784
Johnson Controls International PLC ............ 26,451 3,154,546
Lennox International, Inc. ................... 1,366 676,279
Masco Corp. ............................ 8,997 594,612
Owens Corning .......................... 3,559 426,511
Simpson Manufacturing Co., Inc. .............. 1,852 327,397
Trane Technologies PLC .................... 9,626 4,048,503
Trex Co., Inc.
(a)
.......................... 4,825 199,851
UFP Industries, Inc. ....................... 2,636 272,246
Zurn Elkay Water Solutions Corp. .............. 6,235 287,496
15,324,747
a
Capital Markets  —  3 .5%
Affiliated Managers Group, Inc. ............... 1,192 373,203
Ameriprise Financial, Inc. ................... 4,046 2,133,011
Ares Management Corp. , Class A .............. 8,920 1,335,056
Bank of New York Mellon Corp. (The) ........... 30,182 3,619,425
BlackRock, Inc.
(c)
......................... 6,250 6,993,375
Blackstone, Inc. .......................... 32,025 4,561,000
Blue Owl Capital, Inc. , Class A ................ 26,724 364,515
Carlyle Group, Inc. (The) .................... 11,252 661,393
Cboe Global Markets, Inc. ................... 4,503 1,193,565
Charles Schwab Corp. (The) ................. 72,293 7,512,689
CME Group, Inc. , Class A ................... 15,597 4,508,469
Coinbase Global, Inc. , Class A
(a)
............... 9,882 1,924,421
Evercore, Inc. , Class A ..................... 1,668 589,254
FactSet Research Systems, Inc. ............... 1,662 422,746
Franklin Resources, Inc. .................... 13,012 346,379
Galaxy Digital, Inc. , Class A
(a) (b)
............... 8,325 235,265
Goldman Sachs Group, Inc. (The) ............. 12,981 12,142,557
Hamilton Lane, Inc. , Class A ................. 1,671 236,012
Houlihan Lokey, Inc. , Class A ................. 2,305 387,978
Interactive Brokers Group, Inc. , Class A .......... 19,272 1,443,087
Intercontinental Exchange, Inc. ............... 24,725 4,296,711
Invesco Ltd. ............................ 19,455 530,927
Janus Henderson Group PLC ................ 5,664 272,608
Jefferies Financial Group, Inc. ................ 7,015 429,178
KKR & Co., Inc. .......................... 29,641 3,386,781
Lazard, Inc. , Class A ....................... 4,865 261,348
LPL Financial Holdings, Inc. .................. 3,490 1,272,105
MarketAxess Holdings, Inc. .................. 1,619 273,983
Moody's Corp. ........................... 6,666 3,436,723
Morgan Stanley .......................... 52,418 9,582,010
Morningstar, Inc. ......................... 1,030 208,153
MSCI, Inc. , Class A ....................... 3,252 1,981,183
Security Shares Value
a
Capital Markets (continued)
Nasdaq, Inc. ............................ 19,584 $ 1,897,494
Northern Trust Corp. ....................... 8,262 1,234,591
Raymond James Financial, Inc. ............... 7,666 1,271,483
Robinhood Markets, Inc. , Class A
(a)
............. 34,034 3,385,702
S&P Global, Inc. ......................... 13,418 7,081,886
SEI Investments Co. ....................... 3,954 347,359
State Street Corp. ........................ 12,089 1,581,967
Stifel Financial Corp. ...................... 4,313 531,793
T Rowe Price Group, Inc. ................... 9,394 992,758
TPG, Inc. , Class A ........................ 5,558 327,422
Tradeweb Markets, Inc. , Class A ............... 5,043 519,782
Virtu Financial, Inc. , Class A .................. 3,386 140,553
96,227,900
a
Chemicals  —  1 .1%
Air Products and Chemicals, Inc. .............. 9,609 2,618,453
Albemarle Corp. ......................... 5,078 866,459
Axalta Coating Systems Ltd.
(a)
................ 9,591 322,066
Celanese Corp. .......................... 4,720 209,757
CF Industries Holdings, Inc. .................. 7,016 654,102
Corteva, Inc. ............................ 29,142 2,121,538
Dow, Inc. .............................. 30,853 850,000
DuPont de Nemours, Inc. ................... 18,223 800,354
Eastman Chemical Co. ..................... 5,048 349,927
Ecolab, Inc. ............................ 11,047 3,115,144
Element Solutions, Inc. ..................... 9,875 287,362
FMC Corp. ............................. 5,469 86,410
International Flavors & Fragrances, Inc. .......... 11,072 772,936
Linde PLC ............................. 20,259 9,257,755
LyondellBasell Industries N.V. , Class A .......... 11,099 543,851
Mosaic Co. (The) ......................... 13,381 367,977
NewMarket Corp. ......................... 345 231,423
PPG Industries, Inc. ....................... 9,750 1,127,392
RPM International, Inc. ..................... 5,585 597,372
Sherwin-Williams Co. (The) .................. 10,034 3,558,458
Solstice Advanced Materials, Inc.
(a)
............. 6,858 423,619
Westlake Corp. .......................... 1,372 108,827
29,271,182
a
Commercial Services & Supplies  —  0 .5%
Cintas Corp. ............................ 14,800 2,832,572
Clean Harbors, Inc.
(a)
...................... 2,199 571,542
Copart, Inc.
(a)
........................... 38,538 1,563,872
MSA Safety, Inc. ......................... 1,573 278,657
RB Global, Inc. .......................... 8,067 916,169
Republic Services, Inc. , Class A ............... 8,774 1,887,200
Rollins, Inc. ............................. 12,698 804,291
Tetra Tech, Inc. .......................... 11,680 439,869
Veralto Corp. ............................ 10,678 1,056,909
Waste Management, Inc. .................... 16,013 3,558,729
13,909,810
a
Communications Equipment  —  0 .9%
Arista Networks, Inc.
(a)
..................... 44,805 6,350,661
Ciena Corp.
(a)
........................... 6,070 1,528,487
Cisco Systems, Inc. ....................... 170,559 13,358,181
F5, Inc.
(a)
.............................. 2,480 683,513
Lumentum Holdings, Inc.
(a)
.................. 3,071 1,203,341
Motorola Solutions, Inc. .................... 7,186 2,892,652
Ubiquiti, Inc. ............................ 189 104,218
26,121,053
a
Construction & Engineering  —  0 .3%
AECOM ............................... 5,850 564,116
API Group Corp.
(a)
........................ 15,520 645,166

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Construction & Engineering (continued)
Comfort Systems USA, Inc. .................. 1,513 $ 1,727,997
EMCOR Group, Inc. ....................... 1,938 1,396,775
Fluor Corp.
(a)
............................ 7,400 341,806
MasTec, Inc.
(a)
........................... 2,568 617,553
Quanta Services, Inc.
(b)
..................... 6,470 3,070,856
Valmont Industries, Inc. ..................... 840 374,270
WillScot Holdings Corp. , Class A .............. 8,305 166,349
8,904,888
a
Construction Materials  —  0 .3%
Amrize Ltd.
(a)
............................ 22,223 1,169,374
CRH PLC .............................. 29,002 3,550,135
Eagle Materials, Inc. ....................... 1,440 293,486
Martin Marietta Materials, Inc. ................ 2,599 1,694,418
Vulcan Materials Co. ...................... 5,705 1,714,581
8,421,994
a
Consumer Finance  —  0 .7%
Ally Financial, Inc. ........................ 11,905 503,343
American Express Co. ..................... 23,255 8,189,713
Capital One Financial Corp. .................. 27,515 6,023,859
Credit Acceptance Corp.
(a) (b)
.................. 268 133,528
FirstCash Holdings, Inc. .................... 1,677 285,929
OneMain Holdings, Inc. , Class A ............... 5,288 346,576
SLM Corp. ............................. 8,812 239,246
SoFi Technologies, Inc.
(a)
.................... 54,553 1,244,354
Synchrony Financial ....................... 15,588 1,132,156
18,098,704
a
Consumer Staples Distribution & Retail  —  1 .9%
Albertsons Companies, Inc. , Class A ............ 17,394 289,610
BJ's Wholesale Club Holdings, Inc.
(a)
............ 5,611 518,681
Casey's General Stores, Inc. ................. 1,607 974,645
Costco Wholesale Corp. .................... 19,181 18,034,935
Dollar General Corp. ...................... 9,576 1,373,486
Dollar Tree, Inc.
(a)
......................... 8,385 985,992
Kroger Co. (The) ......................... 26,529 1,667,348
Maplebear, Inc.
(a)
......................... 7,967 296,054
Performance Food Group Co.
(a)
............... 6,623 632,165
Sprouts Farmers Market, Inc.
(a)
................ 4,238 300,517
Sysco Corp. ............................ 20,609 1,728,065
Target Corp. ............................ 19,553 2,062,255
U.S. Foods Holding Corp.
(a)
.................. 9,705 811,532
Walmart, Inc. ............................ 190,022 22,639,221
52,314,506
a
Containers & Packaging  —  0 .2%
Amcor PLC ............................. 19,719 872,566
AptarGroup, Inc. ......................... 2,938 367,103
Avery Dennison Corp. ...................... 3,342 619,974
Ball Corp. .............................. 12,014 683,236
Crown Holdings, Inc. ...................... 4,908 513,769
Graphic Packaging Holding Co. ............... 13,167 192,897
International Paper Co. ..................... 22,987 926,836
Packaging Corp. of America ................. 3,834 853,257
Sealed Air Corp. ......................... 6,367 266,650
Silgan Holdings, Inc. ....................... 3,544 152,924
Smurfit Westrock PLC ..................... 22,558 939,089
Sonoco Products Co. ...................... 4,213 202,224
6,590,525
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 6,032 838,388
LKQ Corp. ............................. 11,543 379,187
Security Shares Value
a
Distributors (continued)
Pool Corp. ............................. 1,418 $ 360,300
1,577,875
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 22,155 177,240
Bright Horizons Family Solutions, Inc.
(a)
.......... 2,515 232,964
Duolingo, Inc. , Class A
(a)
.................... 1,700 227,902
Grand Canyon Education, Inc.
(a)
............... 1,246 216,605
H&R Block, Inc. .......................... 5,697 224,747
Liberty Live Holdings, Inc. , Class A
(a)
............ 846 68,052
Liberty Live Holdings, Inc. , Class C
(a) (b)
........... 1,974 163,013
Service Corp. International .................. 6,056 487,084
1,797,607
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 9,336 651,186
a
Diversified Telecommunication Services  —  0 .8%
AST SpaceMobile, Inc. , Class A
(a) (b)
............. 10,462 1,163,479
AT&T, Inc. .............................. 306,840 8,042,276
Comcast Corp. , Class A .................... 157,304 4,679,794
Verizon Communications, Inc. ................ 182,638 8,131,044
22,016,593
a
Electric Utilities  —  1 .4%
Alliant Energy Corp. ....................... 11,142 734,369
American Electric Power Co., Inc. .............. 23,240 2,783,571
Constellation Energy Corp. .................. 13,498 3,788,619
Duke Energy Corp. ....................... 33,752 4,095,805
Edison International ....................... 16,584 1,032,851
Entergy Corp. ........................... 19,330 1,853,554
Evergy, Inc. ............................. 9,824 753,795
Eversource Energy ....................... 16,170 1,117,832
Exelon Corp. ............................ 43,872 1,964,588
FirstEnergy Corp. ........................ 22,158 1,048,960
IDACORP, Inc. .......................... 2,361 313,517
NextEra Energy, Inc. ...................... 90,138 7,923,130
NRG Energy, Inc. ......................... 8,305 1,267,592
OGE Energy Corp. ........................ 8,594 375,386
Oklo, Inc. , Class A
(a) (b)
...................... 5,392 429,311
PG&E Corp. ............................ 95,624 1,474,522
Pinnacle West Capital Corp. ................. 5,171 483,799
Portland General Electric Co. ................. 4,588 230,547
PPL Corp. ............................. 32,379 1,173,739
Southern Co. (The) ....................... 47,738 4,263,481
TXNM Energy, Inc. ........................ 4,243 249,998
Xcel Energy, Inc. ......................... 25,552 1,943,485
39,302,451
a
Electrical Equipment  —  1 .1%
Acuity, Inc. ............................. 1,286 397,683
AMETEK, Inc. ........................... 10,013 2,242,712
Eaton Corp. PLC ......................... 16,820 5,910,885
Emerson Electric Co. ...................... 24,344 3,577,594
GE Vernova, Inc. ......................... 11,755 8,538,479
Generac Holdings, Inc.
(a)
.................... 2,581 433,711
Hubbell, Inc. ............................ 2,289 1,116,895
Nextpower, Inc. , Class A
(a)
................... 6,204 726,426
NuScale Power Corp. , Class A
(a) (b)
.............. 5,661 98,954
nVent Electric PLC ........................ 6,954 780,656
Regal Rexnord Corp. ...................... 2,924 472,226
Rockwell Automation, Inc. ................... 4,884 2,059,339
Sensata Technologies Holding PLC ............ 6,575 227,429
Vertiv Holdings Co. , Class A ................. 16,626 3,095,429
29,678,418
a

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electronic Equipment, Instruments & Components  —  0 .9%
Amphenol Corp. , Class A ................... 52,979 $ 7,633,214
Arrow Electronics, Inc.
(a)
.................... 2,362 312,941
Avnet, Inc. ............................. 3,612 225,353
CDW Corp. ............................. 5,699 720,297
Cognex Corp. ........................... 7,458 288,923
Coherent Corp.
(a)
......................... 6,802 1,443,248
Corning, Inc. ............................ 33,752 3,484,894
Fabrinet
(a)
.............................. 1,566 766,463
Flex Ltd.
(a)
.............................. 16,116 1,015,953
Jabil, Inc. .............................. 4,603 1,091,786
Keysight Technologies, Inc.
(a)
................. 7,413 1,603,654
Littelfuse, Inc. ........................... 1,050 339,948
Ralliant Corp. ........................... 4,985 264,055
TD SYNNEX Corp. ........................ 3,188 505,840
TE Connectivity PLC ...................... 12,775 2,846,015
Teledyne Technologies, Inc.
(a)
................. 2,014 1,249,284
Vontier Corp. ............................ 6,518 244,425
Zebra Technologies Corp. , Class A
(a)
............ 2,211 519,541
24,555,834
a
Energy Equipment & Services  —  0 .3%
Baker Hughes Co. , Class A .................. 42,717 2,393,860
Halliburton Co. .......................... 36,838 1,234,810
Noble Corp. PLC ......................... 5,935 211,405
NOV, Inc. .............................. 16,642 305,381
SLB Ltd. ............................... 64,382 3,114,801
TechnipFMC PLC ........................ 18,022 1,004,186
8,264,443
a
Entertainment  —  1 .3%
Electronic Arts, Inc. ....................... 9,728 1,983,734
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 997 79,451
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 9,794 852,274
Live Nation Entertainment, Inc.
(a) (b)
............. 6,777 985,715
Madison Square Garden Sports Corp.
(a)
.......... 743 210,677
Netflix, Inc.
(a)
............................ 183,477 15,318,495
ROBLOX Corp. , Class A
(a)
................... 28,343 1,863,836
Roku, Inc. , Class A
(a)
...................... 5,690 541,688
Take-Two Interactive Software, Inc.
(a)
............ 7,493 1,650,708
TKO Group Holdings, Inc. , Class A ............. 2,870 581,404
Walt Disney Co. (The) ..................... 77,269 8,715,943
Warner Bros Discovery, Inc. , Series A
(a)
.......... 106,967 2,945,871
Warner Music Group Corp. , Class A ............ 5,966 178,861
35,908,657
a
Financial Services  —  3 .5%
Affirm Holdings, Inc. , Class A
(a)
................ 12,550 756,765
Apollo Global Management, Inc. ............... 20,097 2,703,850
Berkshire Hathaway, Inc. , Class B
(a)
............ 79,430 38,168,498
Block, Inc. , Class A
(a)
...................... 23,745 1,434,910
Corpay, Inc.
(a)
........................... 3,076 967,802
Equitable Holdings, Inc. .................... 12,090 560,976
Essent Group Ltd. ........................ 4,391 276,282
Fidelity National Information Services, Inc. ........ 22,413 1,238,318
Fiserv, Inc.
(a)
............................ 23,486 1,496,763
Global Payments, Inc. ..................... 10,247 735,120
Jack Henry & Associates, Inc. ................ 3,157 565,766
Mastercard, Inc. , Class A .................... 35,542 19,149,674
MGIC Investment Corp. .................... 10,283 276,818
PayPal Holdings, Inc. ...................... 40,496 2,133,734
Radian Group, Inc. ........................ 6,173 203,092
Rocket Companies, Inc. , Class A .............. 42,740 766,328
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 2,934 173,223
Toast, Inc. , Class A
(a)
...................... 20,052 623,818
Security Shares Value
a
Financial Services (continued)
UWM Holdings Corp. , Class A ................ 10,846 $ 53,254
Visa, Inc. , Class A ........................ 73,127 23,534,463
Voya Financial, Inc. ....................... 4,385 336,154
WEX, Inc.
(a)
............................. 1,480 227,772
96,383,380
a
Food Products  —  0 .5%
Archer-Daniels-Midland Co. .................. 20,676 1,391,702
Bunge Global SA ......................... 6,050 688,974
Campbell's Company (The) .................. 8,685 243,006
Conagra Brands, Inc. ...................... 20,574 380,825
Darling Ingredients, Inc.
(a)
................... 6,826 311,675
General Mills, Inc. ........................ 23,102 1,068,698
Hershey Co. (The) ........................ 6,353 1,237,247
Hormel Foods Corp. ....................... 12,392 304,967
Ingredion, Inc. ........................... 2,722 321,468
J M Smucker Co. (The) ..................... 4,597 482,041
Kraft Heinz Co. (The) ...................... 36,820 874,107
Lamb Weston Holdings, Inc. ................. 6,238 286,511
Marzetti Company (The) .................... 882 151,325
McCormick & Co., Inc. , NVS ................. 10,910 674,565
Mondelez International, Inc. , Class A ............ 55,832 3,264,497
Pilgrim's Pride Corp. ....................... 1,567 67,961
Post Holdings, Inc.
(a)
....................... 2,118 216,693
Tyson Foods, Inc. , Class A .................. 12,233 799,182
12,765,444
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 6,892 1,146,415
National Fuel Gas Co. ..................... 4,084 342,035
New Jersey Resources Corp. ................. 4,260 210,785
ONE Gas, Inc. ........................... 2,492 198,264
Southwest Gas Holdings, Inc. ................ 2,578 213,510
Spire, Inc. .............................. 2,564 216,632
UGI Corp. .............................. 9,151 367,047
2,694,688
a
Ground Transportation  —  0 .8%
Avis Budget Group, Inc.
(a) (b)
.................. 670 77,043
CSX Corp. ............................. 80,546 3,041,417
JB Hunt Transport Services, Inc. .............. 3,275 663,908
Knight-Swift Transportation Holdings, Inc. , Class A .. 7,013 386,416
Landstar System, Inc. ...................... 1,526 227,924
Lyft, Inc. , Class A
(a) (b)
....................... 17,192 290,029
Norfolk Southern Corp. ..................... 9,726 2,832,600
Old Dominion Freight Line, Inc. ............... 7,969 1,380,231
Saia, Inc.
(a)
............................. 1,122 375,724
Uber Technologies, Inc.
(a)
................... 90,102 7,212,665
U-Haul Holding Co.
(a)
...................... 422 23,864
U-Haul Holding Co. , Series N , NVS ............. 4,266 218,889
Union Pacific Corp. ....................... 25,743 6,052,179
XPO, Inc.
(a)
............................. 5,073 751,362
23,534,251
a
Health Care Equipment & Supplies  —  1 .9%
Abbott Laboratories ....................... 75,378 8,238,815
Align Technology, Inc.
(a)
..................... 2,855 465,451
Baxter International, Inc. .................... 21,823 437,988
Becton Dickinson & Co. .................... 12,398 2,522,745
Boston Scientific Corp.
(a)
.................... 64,357 6,019,310
Cooper Companies, Inc. (The)
(a)
............... 8,552 695,962
Dexcom, Inc.
(a)
.......................... 17,139 1,251,832
Edwards Lifesciences Corp.
(a)
................ 25,116 2,043,438
GE HealthCare Technologies, Inc. ............. 19,678 1,553,972
Globus Medical, Inc. , Class A
(a)
............... 5,009 454,216

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Hologic, Inc.
(a)
........................... 9,521 $ 713,408
IDEXX Laboratories, Inc.
(a)
................... 3,439 2,305,712
Insulet Corp.
(a)
........................... 3,060 782,779
Intuitive Surgical, Inc.
(a)
..................... 15,343 7,736,247
Masimo Corp.
(a)
.......................... 1,899 260,790
Medline, Inc. , Class A
(a)
..................... 9,343 412,961
Medtronic PLC .......................... 55,464 5,710,573
Penumbra, Inc.
(a)
......................... 1,705 610,680
ResMed, Inc. ........................... 6,313 1,630,711
Solventum Corp.
(a)
........................ 6,378 490,915
STERIS PLC ............................ 4,278 1,123,403
Stryker Corp. ........................... 14,895 5,504,596
Teleflex, Inc. ............................ 2,007 209,470
Zimmer Biomet Holdings, Inc. ................ 8,511 741,053
51,917,027
a
Health Care Providers & Services  —  1 .6%
Cardinal Health, Inc. ....................... 10,336 2,221,000
Cencora, Inc. ........................... 8,376 3,008,827
Centene Corp.
(a)
......................... 20,159 873,288
Chemed Corp. ........................... 658 281,058
Cigna Group (The) ........................ 11,568 3,170,905
CVS Health Corp. ........................ 54,767 4,081,237
DaVita, Inc.
(a)
............................ 1,545 168,930
Elevance Health, Inc. ...................... 9,619 3,325,673
Encompass Health Corp. ................... 4,348 411,016
Ensign Group, Inc. (The) .................... 2,446 419,880
Guardant Health, Inc.
(a)
..................... 5,608 639,536
HCA Healthcare, Inc. ...................... 6,914 3,375,899
HealthEquity, Inc.
(a)
........................ 3,775 323,404
Henry Schein, Inc.
(a)
....................... 4,453 336,113
Hims & Hers Health, Inc. , Class A
(a) (b)
........... 8,933 241,995
Humana, Inc. ........................... 5,236 1,022,067
Labcorp Holdings, Inc. ..................... 3,576 970,956
McKesson Corp. ......................... 5,370 4,463,598
Molina Healthcare, Inc.
(a)
.................... 2,374 426,347
Option Care Health, Inc.
(a)
................... 7,076 240,584
Quest Diagnostics, Inc. ..................... 4,744 887,270
Tenet Healthcare Corp.
(a)
.................... 3,818 722,671
UnitedHealth Group, Inc. .................... 39,237 11,258,272
Universal Health Services, Inc. , Class B ......... 2,469 496,911
43,367,437
a
Health Care REITs  —  0 .3%
Alexandria Real Estate Equities, Inc. ............ 6,803 371,716
Healthcare Realty Trust, Inc. , Class A ........... 14,728 247,283
Healthpeak Properties, Inc. .................. 30,284 522,096
Omega Healthcare Investors, Inc. .............. 12,911 566,534
Sabra Health Care REIT, Inc. ................. 10,293 192,788
Ventas, Inc. ............................ 20,331 1,579,109
Welltower, Inc. ........................... 29,705 5,595,234
9,074,760
a
Health Care Technology  —  0 .1%
Doximity, Inc. , Class A
(a)
.................... 5,759 215,790
Veeva Systems, Inc. , Class A
(a)
............... 6,467 1,318,750
1,534,540
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 27,627 511,928
a
Hotels, Restaurants & Leisure  —  1 .9%
Airbnb, Inc. , Class A
(a)
...................... 18,455 2,387,523
Aramark ............................... 11,404 438,940
Booking Holdings, Inc. ..................... 1,394 6,972,565
Boyd Gaming Corp. ....................... 2,726 230,456
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc.
(a)
................ 9,310 $ 192,717
Carnival Corp.
(a)
.......................... 46,908 1,408,178
Cava Group, Inc.
(a)
........................ 4,308 261,151
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 57,229 2,224,491
Choice Hotels International, Inc.
(b)
.............. 911 93,651
Churchill Downs, Inc. ...................... 2,879 283,178
Darden Restaurants, Inc. ................... 5,022 1,001,136
Domino's Pizza, Inc. ....................... 1,349 553,535
DoorDash, Inc. , Class A
(a)
................... 16,180 3,310,752
DraftKings, Inc. , Class A
(a) (b)
.................. 21,606 594,381
Dutch Bros, Inc. , Class A
(a) (b)
................. 5,497 298,982
Expedia Group, Inc. ....................... 5,106 1,352,273
Flutter Entertainment PLC , Class DI
(a)
........... 7,571 1,250,351
Hilton Worldwide Holdings, Inc. ............... 10,060 3,003,011
Hyatt Hotels Corp. , Class A .................. 1,922 300,543
Las Vegas Sands Corp. .................... 13,345 703,682
Marriott International, Inc. , Class A ............. 9,721 3,065,031
McDonald's Corp. ........................ 30,812 9,705,780
MGM Resorts International
(a)
................. 8,957 300,418
Norwegian Cruise Line Holdings Ltd.
(a)
........... 18,588 408,192
Planet Fitness, Inc. , Class A
(a)
................ 3,542 322,464
Royal Caribbean Cruises Ltd. ................ 11,014 3,575,695
Starbucks Corp. .......................... 49,272 4,530,560
Texas Roadhouse, Inc. , Class A ............... 2,830 509,004
Vail Resorts, Inc. ......................... 1,662 221,162
Viking Holdings Ltd.
(a)
...................... 7,969 574,963
Wingstop, Inc. ........................... 1,269 336,831
Wyndham Hotels & Resorts, Inc. .............. 3,410 248,214
Wynn Resorts Ltd.
(b)
....................... 3,648 391,978
Yum! Brands, Inc. ........................ 11,998 1,865,689
52,917,477
a
Household Durables  —  0 .3%
DR Horton, Inc. .......................... 11,973 1,782,061
Garmin Ltd. ............................. 7,068 1,425,192
Lennar Corp. , Class A ...................... 9,480 1,036,638
Lennar Corp. , Class B ..................... 331 33,517
Mohawk Industries, Inc.
(a)
................... 2,342 277,246
NVR, Inc.
(a)
............................. 124 946,830
PulteGroup, Inc. ......................... 8,525 1,066,392
SharkNinja, Inc.
(a)
......................... 3,106 367,129
Somnigroup International, Inc. ................ 8,892 781,162
Toll Brothers, Inc. ......................... 4,183 604,402
TopBuild Corp.
(a)
......................... 1,232 576,638
Whirlpool Corp. .......................... 2,330 186,377
9,083,584
a
Household Products  —  0 .8%
Church & Dwight Co., Inc. ................... 10,650 1,025,062
Clorox Co. (The) ......................... 5,294 597,110
Colgate-Palmolive Co. ..................... 35,038 3,163,581
Kimberly-Clark Corp. ...................... 14,313 1,431,157
Procter & Gamble Co. (The) ................. 101,140 15,350,018
Reynolds Consumer Products, Inc. ............. 2,564 59,408
21,626,336
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 30,834 451,718
Clearway Energy, Inc. , Class A ................ 1,456 49,169
Clearway Energy, Inc. , Class C ............... 3,437 124,248
Talen Energy Corp.
(a)
...................... 1,984 691,146
Vistra Corp. ............................ 13,761 2,179,054
3,495,335
a

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Industrial Conglomerates  —  0 .4%
3M Co. ................................ 23,013 $ 3,524,671
Honeywell International, Inc. ................. 27,431 6,241,101
9,765,772
a
Industrial REITs  —  0 .2%
Americold Realty Trust, Inc. .................. 11,549 143,323
EastGroup Properties, Inc. .................. 2,244 407,600
First Industrial Realty Trust, Inc. ............... 5,739 333,034
Lineage, Inc. ............................ 2,497 89,168
Prologis, Inc. ............................ 40,265 5,256,998
Rexford Industrial Realty, Inc. ................ 10,226 414,460
STAG Industrial, Inc. ...................... 7,888 295,879
6,940,462
a
Insurance  —  1 .8%
Aflac, Inc. .............................. 20,416 2,265,155
Allstate Corp. (The) ....................... 11,348 2,258,139
American Financial Group, Inc. ............... 3,113 405,530
American International Group, Inc. ............. 23,354 1,748,748
Aon PLC , Class A ........................ 9,311 3,255,498
Arch Capital Group Ltd.
(a)
................... 15,628 1,500,913
Arthur J Gallagher & Co. .................... 11,091 2,765,763
Assurant, Inc. ........................... 2,148 511,503
Axis Capital Holdings Ltd. ................... 3,090 318,826
Brown & Brown, Inc. ....................... 12,659 912,714
Chubb Ltd. ............................. 15,841 4,903,740
Cincinnati Financial Corp. ................... 6,809 1,095,500
CNA Financial Corp. ....................... 1,172 56,092
Erie Indemnity Co. , Class A , NVS .............. 1,072 303,387
Everest Group Ltd. ........................ 1,811 599,948
F&G Annuities & Life, Inc. ................... 1,581 46,624
Fidelity National Financial, Inc. ................ 10,913 593,558
First American Financial Corp. ................ 4,328 273,443
Globe Life, Inc. .......................... 3,620 507,596
Hanover Insurance Group, Inc. (The) ........... 1,557 271,136
Hartford Insurance Group, Inc. (The) ............ 12,077 1,631,120
Kinsale Capital Group, Inc. .................. 953 377,274
Lincoln National Corp. ..................... 6,391 265,929
Loews Corp. ............................ 7,348 775,728
Markel Group, Inc.
(a)
....................... 550 1,122,352
Marsh & McLennan Companies, Inc. ............ 21,224 3,994,145
MetLife, Inc. ............................ 24,084 1,899,746
Old Republic International Corp. ............... 10,279 402,628
Primerica, Inc. ........................... 1,428 375,621
Principal Financial Group, Inc. ................ 8,892 842,250
Progressive Corp. (The) .................... 25,441 5,291,728
Prudential Financial, Inc. .................... 15,167 1,685,205
Reinsurance Group of America, Inc. ............ 2,797 567,092
RenaissanceRe Holdings Ltd. ................ 2,022 569,597
RLI Corp. .............................. 3,968 231,850
Ryan Specialty Holdings, Inc. , Class A ........... 4,640 224,019
Selective Insurance Group, Inc. ............... 2,569 216,002
Travelers Companies, Inc. (The) ............... 9,726 2,767,144
Unum Group ............................ 6,748 512,646
W R Berkley Corp. ........................ 13,077 896,821
White Mountains Insurance Group Ltd. .......... 102 208,583
Willis Towers Watson PLC ................... 4,216 1,338,454
50,789,747
a
Interactive Media & Services  —  8 .0%
Alphabet, Inc. , Class A ..................... 252,012 85,180,056
Alphabet, Inc. , Class C , NVS ................. 201,420 68,186,713
Match Group, Inc. ........................ 10,965 341,560
Meta Platforms, Inc. , Class A ................. 94,337 67,592,460
Pinterest, Inc. , Class A
(a)
.................... 26,013 575,668
Security Shares Value
a
Interactive Media & Services (continued)
Reddit, Inc. , Class A
(a)
...................... 5,488 $ 989,322
Snap, Inc. , Class A , NVS
(a)
.................. 49,168 340,734
223,206,513
a
IT Services  —  1 .2%
Accenture PLC , Class A .................... 26,912 7,095,080
Akamai Technologies, Inc.
(a)
.................. 6,196 601,941
Amdocs Ltd. ............................ 4,950 405,603
Cloudflare, Inc. , Class A
(a)
................... 13,644 2,419,763
Cognizant Technology Solutions Corp. , Class A ..... 20,993 1,722,686
CoreWeave, Inc. , Class A
(a) (b)
................. 9,867 919,506
EPAM Systems, Inc.
(a)
...................... 2,405 501,683
Gartner, Inc.
(a)
........................... 3,119 653,774
GoDaddy, Inc. , Class A
(a)
.................... 5,982 601,311
International Business Machines Corp. .......... 40,457 12,408,162
MongoDB, Inc. , Class A
(a)
................... 3,516 1,305,596
Okta, Inc. , Class A
(a) (b)
...................... 7,299 616,619
Snowflake, Inc. , Class A
(a)
................... 14,663 2,825,560
Twilio, Inc. , Class A
(a)
...................... 6,614 796,722
VeriSign, Inc. ........................... 3,647 890,707
33,764,713
a
Leisure Products  —  0 .0%
Hasbro, Inc. ............................ 5,636 503,351
Mattel, Inc.
(a)
............................ 13,636 284,856
788,207
a
Life Sciences Tools & Services  —  0 .9%
Agilent Technologies, Inc. ................... 12,199 1,632,836
Avantor, Inc.
(a)
........................... 29,709 324,422
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 834 244,946
Bio-Techne Corp. ......................... 6,952 445,554
Bruker Corp. ............................ 4,772 211,352
Charles River Laboratories International, Inc.
(a)
..... 2,207 464,529
Danaher Corp. .......................... 27,208 5,955,559
Illumina, Inc.
(a)
........................... 6,591 954,443
IQVIA Holdings, Inc.
(a)
...................... 7,344 1,690,222
Medpace Holdings, Inc.
(a)
................... 959 558,598
Mettler-Toledo International, Inc.
(a)
............. 899 1,234,543
Repligen Corp.
(a)
......................... 2,242 334,888
Revvity, Inc.
(b)
........................... 4,973 541,062
Thermo Fisher Scientific, Inc. ................. 16,291 9,426,136
Waters Corp.
(a)
.......................... 2,542 942,370
West Pharmaceutical Services, Inc. ............ 3,086 713,236
25,674,696
a
Machinery  —  1 .9%
AGCO Corp. ............................ 2,720 308,475
Allison Transmission Holdings, Inc. ............. 3,678 399,799
Caterpillar, Inc. .......................... 20,271 13,325,345
Chart Industries, Inc.
(a)
..................... 1,948 403,898
CNH Industrial N.V. ....................... 37,721 405,878
Crane Co. .............................. 2,051 374,595
Cummins, Inc. ........................... 5,965 3,452,661
Deere & Co. ............................ 10,858 5,733,024
Donaldson Co., Inc. ....................... 5,187 528,763
Dover Corp. ............................ 5,963 1,201,485
Flowserve Corp. ......................... 5,724 447,331
Fortive Corp. ............................ 13,747 725,979
Gates Industrial Corp. PLC
(a)
................. 11,130 256,213
Graco, Inc. ............................. 7,285 636,199
IDEX Corp. ............................. 3,266 648,464
Illinois Tool Works, Inc. ..................... 11,462 2,994,562
Ingersoll Rand, Inc. ....................... 15,626 1,345,242
ITT, Inc. ............................... 3,682 671,229

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Machinery (continued)
Lincoln Electric Holdings, Inc. ................ 2,390 $ 634,186
Middleby Corp. (The)
(a)
..................... 2,014 296,400
Mueller Industries, Inc. ..................... 4,901 667,222
Nordson Corp. ........................... 2,327 638,831
Oshkosh Corp. .......................... 2,708 389,465
Otis Worldwide Corp. ...................... 17,062 1,457,436
PACCAR, Inc. ........................... 22,713 2,791,655
Parker-Hannifin Corp. ...................... 5,462 5,111,558
Pentair PLC ............................ 7,008 738,433
RBC Bearings, Inc.
(a)
...................... 1,349 674,055
Snap-on, Inc. ........................... 2,301 842,419
Stanley Black & Decker, Inc. ................. 6,619 520,650
Symbotic, Inc. , Class A
(a) (b)
................... 1,972 107,218
Timken Co. (The) ......................... 2,858 266,337
Toro Co. (The) ........................... 4,197 384,025
Westinghouse Air Brake Technologies Corp. ....... 7,394 1,701,655
Xylem, Inc. ............................. 10,487 1,445,843
52,526,530
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 2,346 276,030
a
Media  —  0 .2%
Charter Communications, Inc. , Class A
(a)
......... 3,809 785,111
Fox Corp. , Class A , NVS .................... 9,235 672,123
Fox Corp. , Class B ........................ 6,416 420,697
Liberty Broadband Corp. , Series A
(a)
............ 726 34,863
Liberty Broadband Corp. , Series C , NVS
(a)
........ 4,910 236,220
New York Times Co. (The) , Class A ............. 6,877 504,153
News Corp. , Class A , NVS .................. 16,730 452,212
News Corp. , Class B ...................... 5,035 156,588
Nexstar Media Group, Inc. , Class A ............. 1,299 275,882
Omnicom Group, Inc. ...................... 13,658 1,052,212
Paramount Skydance Corp. , Class B , NVS ........ 13,390 150,102
Sirius XM Holdings, Inc. .................... 8,148 165,812
Trade Desk, Inc. (The) , Class A
(a)
.............. 19,441 589,646
Versant Media Group, Inc.
(a)
.................. 6,292 204,993
5,700,614
a
Metals & Mining  —  0 .6%
Alcoa Corp. ............................. 11,286 641,158
Anglogold Ashanti PLC ..................... 18,400 1,708,808
Cleveland-Cliffs, Inc.
(a)
..................... 24,631 338,923
Commercial Metals Co. ..................... 4,989 383,504
Freeport-McMoRan, Inc. .................... 61,928 3,729,923
MP Materials Corp. , Class A
(a) (b)
............... 5,816 341,806
Newmont Corp. .......................... 47,460 5,332,131
Nucor Corp. ............................ 9,904 1,760,139
Reliance, Inc. ........................... 2,278 750,601
Royal Gold, Inc.
(b)
......................... 3,493 919,742
Steel Dynamics, Inc. ....................... 5,979 1,073,649
16,980,384
a
Mortgage REITs  —  0 .1%
AGNC Investment Corp. .................... 46,543 530,590
Annaly Capital Management, Inc. .............. 29,563 680,245
Rithm Capital Corp. ....................... 24,158 264,288
Starwood Property Trust, Inc. ................. 15,028 269,452
1,744,575
a
Multi-Utilities  —  0 .6%
Ameren Corp. ........................... 11,559 1,193,814
Black Hills Corp. ......................... 3,221 235,069
CenterPoint Energy, Inc. .................... 28,343 1,124,934
CMS Energy Corp. ........................ 13,252 947,385
Consolidated Edison, Inc. ................... 15,603 1,663,748
Security Shares Value
a
Multi-Utilities (continued)
Dominion Energy, Inc. ...................... 36,932 $ 2,222,198
DTE Energy Co. ......................... 9,046 1,215,601
NiSource, Inc. ........................... 20,758 919,372
Public Service Enterprise Group, Inc. ........... 21,438 1,765,634
Sempra ............................... 28,244 2,457,510
WEC Energy Group, Inc. .................... 14,000 1,549,380
15,294,645
a
Office REITs  —  0 .0%
BXP, Inc. .............................. 6,288 406,645
Cousins Properties, Inc. .................... 7,216 182,132
Kilroy Realty Corp. ........................ 4,573 157,677
Vornado Realty Trust ...................... 6,854 218,505
964,959
a
Oil, Gas & Consumable Fuels  —  2 .9%
Antero Resources Corp.
(a)
................... 12,727 462,881
APA Corp. ............................. 15,637 412,973
Cheniere Energy, Inc. ...................... 9,315 1,970,309
Chevron Corp. ........................... 81,918 14,491,294
Chord Energy Corp. ....................... 2,421 242,681
ConocoPhillips .......................... 53,483 5,574,533
Coterra Energy, Inc. ....................... 33,055 953,637
Devon Energy Corp. ....................... 27,427 1,102,840
Diamondback Energy, Inc. ................... 8,099 1,327,831
DT Midstream, Inc. ........................ 4,388 552,976
EOG Resources, Inc. ...................... 23,637 2,650,417
EQT Corp. ............................. 26,963 1,556,574
Expand Energy Corp. ...................... 10,289 1,156,586
Exxon Mobil Corp. ........................ 182,731 25,838,163
HF Sinclair Corp. ......................... 6,913 359,407
Kinder Morgan, Inc. ....................... 84,486 2,575,978
Marathon Petroleum Corp. .................. 13,136 2,314,432
Matador Resources Co. .................... 5,193 234,931
Occidental Petroleum Corp. .................. 31,331 1,422,114
ONEOK, Inc. ............................ 27,094 2,145,574
Ovintiv, Inc. ............................. 10,834 470,954
Permian Resources Corp. , Class A ............. 30,231 487,626
Phillips 66 .............................. 17,413 2,499,810
Range Resources Corp. .................... 10,595 401,021
Targa Resources Corp. ..................... 9,355 1,880,168
Texas Pacific Land Corp. .................... 2,528 880,654
Valero Energy Corp. ....................... 13,201 2,395,057
Venture Global, Inc. , Class A
(b)
................ 19,846 194,491
Viper Energy, Inc. , Class A .................. 7,289 308,616
Williams Companies, Inc. (The) ............... 52,706 3,545,006
80,409,534
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 2,758 230,955
a
Passenger Airlines  —  0 .0%
Alaska Air Group, Inc.
(a)
..................... 1,246 63,334
American Airlines Group, Inc.
(a)
................ 7,128 94,803
Delta Air Lines, Inc. ....................... 7,006 461,625
Joby Aviation, Inc. , Class A
(a) (b)
................ 9,246 97,730
Southwest Airlines Co. ..................... 5,672 269,534
United Airlines Holdings, Inc.
(a)
................ 3,498 357,915
1,344,941
a
Personal Care Products  —  0 .1%
Coty, Inc. , Class A
(a)
....................... 16,634 52,730
elf Beauty, Inc.
(a)
......................... 2,438 207,206
Estee Lauder Companies, Inc. (The) , Class A ...... 10,629 1,225,311

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Personal Care Products (continued)
Kenvue, Inc. ............................ 82,978 $ 1,443,817
2,929,064
a
Pharmaceuticals  —  3 .1%
Bristol-Myers Squibb Co. .................... 88,134 4,851,777
Elanco Animal Health, Inc.
(a)
.................. 22,021 530,266
Eli Lilly & Co. ........................... 34,398 35,675,886
Jazz Pharmaceuticals PLC
(a)
................. 2,680 440,833
Johnson & Johnson ....................... 104,277 23,696,948
Merck & Co., Inc. ......................... 107,425 11,845,755
Pfizer, Inc. ............................. 246,238 6,510,533
Royalty Pharma PLC , Class A ................ 16,437 685,094
Viatris, Inc. ............................. 49,659 650,036
Zoetis, Inc. , Class A ....................... 19,126 2,387,307
87,274,435
a
Professional Services  —  0 .6%
Amentum Holdings, Inc.
(a)
................... 6,525 233,464
Automatic Data Processing, Inc. ............... 17,540 4,329,223
Booz Allen Hamilton Holding Corp. , Class A ....... 5,303 468,891
Broadridge Financial Solutions, Inc. ............ 5,040 993,434
CACI International, Inc. , Class A
(a)
............. 943 585,207
Dayforce, Inc.
(a)
.......................... 6,820 472,421
Equifax, Inc. ............................ 5,401 1,087,761
FTI Consulting, Inc.
(a)
...................... 1,371 239,473
Genpact Ltd. ............................ 6,718 296,264
Jacobs Solutions, Inc. ...................... 5,206 704,164
KBR, Inc. .............................. 5,921 253,478
Leidos Holdings, Inc. ...................... 5,517 1,038,741
Maximus, Inc. ........................... 2,366 223,445
Parsons Corp.
(a)
.......................... 2,332 163,380
Paychex, Inc. ........................... 14,076 1,451,658
Paycom Software, Inc. ..................... 2,050 276,237
Paylocity Holding Corp.
(a)
................... 1,868 252,143
Science Applications International Corp. ......... 2,178 221,633
SS&C Technologies Holdings, Inc. ............. 9,039 740,204
TransUnion ............................. 8,531 674,120
UL Solutions, Inc. , Class A ................... 3,256 228,669
Verisk Analytics, Inc. , Class A ................. 6,077 1,321,504
16,255,514
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 12,590 2,144,455
CoStar Group, Inc.
(a)
....................... 18,190 1,118,685
Jones Lang LaSalle, Inc.
(a)
................... 2,045 731,926
Zillow Group, Inc. , Class A
(a)
................. 2,142 133,318
Zillow Group, Inc. , Class C , NVS
(a)
............. 7,553 476,065
4,604,449
a
Residential REITs  —  0 .2%
American Homes 4 Rent , Class A .............. 13,551 424,417
AvalonBay Communities, Inc. ................ 6,133 1,089,650
Camden Property Trust ..................... 4,579 499,340
Equity LifeStyle Properties, Inc. ............... 8,360 528,101
Equity Residential ........................ 15,120 942,279
Essex Property Trust, Inc. ................... 2,738 689,620
Invitation Homes, Inc. ...................... 24,795 662,771
Mid-America Apartment Communities, Inc. ........ 5,061 679,692
Sun Communities, Inc. ..................... 5,033 641,355
UDR, Inc. .............................. 12,960 481,464
6,638,689
a
Retail REITs  —  0 .3%
Agree Realty Corp. ....................... 4,661 336,664
Brixmor Property Group, Inc. ................. 12,857 344,439
Federal Realty Investment Trust ............... 3,452 349,204
Security Shares Value
a
Retail REITs (continued)
Kimco Realty Corp. ....................... 29,859 $ 629,428
NNN REIT, Inc. .......................... 7,772 323,859
Realty Income Corp. ....................... 40,030 2,448,235
Regency Centers Corp. .................... 7,112 518,252
Simon Property Group, Inc. .................. 14,107 2,698,810
7,648,891
a
Semiconductors & Semiconductor Equipment  —  14 .1%
Advanced Micro Devices, Inc.
(a)
............... 70,575 16,707,220
Allegro MicroSystems, Inc.
(a)
................. 5,630 207,803
Amkor Technology, Inc. ..................... 5,173 250,011
Analog Devices, Inc. ....................... 21,293 6,619,568
Applied Materials, Inc. ..................... 34,479 11,113,271
Astera Labs, Inc.
(a)
........................ 5,602 843,773
Broadcom, Inc. .......................... 204,553 67,768,409
Cirrus Logic, Inc.
(a)
........................ 2,283 297,566
Credo Technology Group Holding Ltd.
(a)
.......... 6,526 817,577
Enphase Energy, Inc.
(a)
..................... 5,935 219,476
Entegris, Inc. ............................ 6,505 768,045
First Solar, Inc.
(a)
......................... 4,610 1,039,647
GLOBALFOUNDRIES, Inc.
(a)
................. 4,556 192,263
Intel Corp.
(a)
............................ 194,064 9,018,154
KLA Corp. .............................. 5,694 8,130,690
Lam Research Corp. ...................... 54,363 12,691,586
Lattice Semiconductor Corp.
(a)
................ 5,962 480,060
MACOM Technology Solutions Holdings, Inc.
(a)
..... 2,766 605,920
Marvell Technology, Inc. .................... 37,370 2,949,241
Microchip Technology, Inc. ................... 23,186 1,760,281
Micron Technology, Inc. ..................... 48,652 20,184,742
MKS, Inc. .............................. 2,966 698,226
Monolithic Power Systems, Inc. ............... 2,062 2,317,997
NVIDIA Corp. ........................... 1,052,576 201,178,851
NXP Semiconductors N.V. ................... 10,892 2,463,117
ON Semiconductor Corp.
(a)
.................. 17,671 1,058,316
Onto Innovation, Inc.
(a)
..................... 2,129 430,165
Qnity Electronics, Inc. ...................... 9,112 876,392
Qorvo, Inc.
(a)
............................ 3,608 281,821
QUALCOMM, Inc. ........................ 46,354 7,026,803
Rambus, Inc.
(a)
.......................... 4,701 535,115
Silicon Laboratories, Inc.
(a)
................... 1,368 194,872
Skyworks Solutions, Inc. .................... 6,502 362,552
Teradyne, Inc. ........................... 6,820 1,643,961
Texas Instruments, Inc. ..................... 39,345 8,480,815
Universal Display Corp. .................... 1,857 213,221
390,427,527
a
Software  —  8 .6%
Adobe, Inc.
(a)
............................ 18,118 5,313,103
Appfolio, Inc. , Class A
(a)
.................... 1,038 197,095
AppLovin Corp. , Class A
(a) (b)
.................. 11,748 5,558,096
Atlassian Corp. , Class A
(a)
................... 7,273 859,523
Aurora Innovation, Inc. , Class A
(a)
.............. 49,453 207,703
Autodesk, Inc.
(a)
.......................... 9,203 2,327,163
Bentley Systems, Inc. , Class B ................ 6,657 233,794
BILL Holdings, Inc.
(a)
....................... 4,202 181,400
Cadence Design Systems, Inc.
(a)
.............. 11,774 3,489,343
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 23,916 181,283
Circle Internet Group, Inc. , Class A
(a) (b)
........... 2,121 135,596
Confluent, Inc. , Class A
(a)
................... 12,401 378,727
Crowdstrike Holdings, Inc. , Class A
(a)
............ 10,862 4,794,541
Datadog, Inc. , Class A
(a)
.................... 14,200 1,836,344
Docusign, Inc.
(a)
.......................... 8,900 467,606
Dolby Laboratories, Inc. , Class A .............. 2,546 163,428
Dropbox, Inc. , Class A
(a)
.................... 7,549 192,348
Dynatrace, Inc.
(a)
......................... 12,879 490,561

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Software (continued)
Elastic N.V.
(a)
............................ 3,753 $ 247,435
Fair Isaac Corp.
(a)
......................... 1,037 1,517,307
Figma, Inc. , Class A
(a)
...................... 1,591 41,239
Fortinet, Inc.
(a)
........................... 27,358 2,223,111
Gen Digital, Inc. .......................... 24,214 580,894
Gitlab, Inc. , Class A
(a)
...................... 5,635 197,112
Guidewire Software, Inc.
(a)
................... 3,635 511,663
HubSpot, Inc.
(a)
.......................... 2,265 634,200
Intuit, Inc. .............................. 12,106 6,039,926
Manhattan Associates, Inc.
(a)
................. 2,633 397,609
Microsoft Corp. .......................... 321,940 138,527,563
Nutanix, Inc. , Class A
(a)
..................... 11,582 455,520
Oracle Corp. ............................ 72,798 11,981,095
Palantir Technologies, Inc. , Class A
(a)
........... 99,036 14,517,687
Palo Alto Networks, Inc.
(a)
................... 29,604 5,239,020
Pegasystems, Inc. ........................ 4,102 179,216
Procore Technologies, Inc.
(a)
................. 4,996 282,224
PTC, Inc.
(a)
............................. 5,139 802,352
Roper Technologies, Inc. .................... 4,687 1,739,955
Rubrik, Inc. , Class A
(a)
...................... 6,150 344,092
SailPoint, Inc.
(a) (b)
......................... 3,125 49,031
Salesforce, Inc. .......................... 41,279 8,763,119
Samsara, Inc. , Class A
(a)
.................... 15,094 423,387
SentinelOne, Inc. , Class A
(a)
.................. 13,822 193,232
ServiceNow, Inc.
(a)
........................ 45,041 5,270,247
ServiceTitan, Inc. , Class A
(a) (b)
................ 2,370 185,666
SPS Commerce, Inc.
(a)
..................... 1,587 141,656
Strategy, Inc. , Class A
(a)
.................... 11,587 1,734,690
Synopsys, Inc.
(a)
......................... 8,039 3,739,059
Trimble, Inc.
(a)
........................... 10,231 691,616
Tyler Technologies, Inc.
(a)
................... 1,878 693,733
UiPath, Inc. , Class A
(a) (b)
.................... 19,284 242,786
Unity Software, Inc.
(a)
...................... 14,604 424,976
Varonis Systems, Inc.
(a)
..................... 4,952 147,768
Workday, Inc. , Class A
(a)
.................... 9,382 1,647,761
Zoom Communications, Inc. , Class A
(a)
.......... 11,532 1,062,097
Zscaler, Inc.
(a)
........................... 4,424 884,844
239,762,542
a
Specialized REITs  —  0 .7%
American Tower Corp. ..................... 20,311 3,641,356
Crown Castle, Inc. ........................ 18,811 1,632,983
CubeSmart ............................. 9,809 368,132
Digital Realty Trust, Inc. .................... 14,025 2,327,449
Equinix, Inc. ............................ 4,236 3,477,459
Extra Space Storage, Inc. ................... 9,277 1,279,948
Gaming and Leisure Properties, Inc. ............ 12,340 552,215
Iron Mountain, Inc. ........................ 12,871 1,185,805
Lamar Advertising Co. , Class A ............... 3,769 483,600
Millrose Properties, Inc. , Class A ............... 6,670 198,766
Public Storage ........................... 6,815 1,882,235
SBA Communications Corp. , Class A ............ 4,640 854,270
VICI Properties, Inc. ....................... 45,670 1,282,414
Weyerhaeuser Co. ........................ 31,090 801,500
19,968,132
a
Specialty Retail  —  1 .8%
AutoNation, Inc.
(a)
......................... 1,222 250,486
AutoZone, Inc.
(a)
......................... 720 2,667,089
Bath & Body Works, Inc. .................... 9,752 212,594
Best Buy Co., Inc. ........................ 8,395 546,514
Burlington Stores, Inc.
(a)
.................... 2,725 806,218
CarMax, Inc.
(a)
........................... 6,493 289,198
Carvana Co. , Class A
(a) (b)
.................... 6,121 2,455,194
Chewy, Inc. , Class A
(a)
..................... 9,504 276,661
Security Shares Value
a
Specialty Retail (continued)
Dick's Sporting Goods, Inc. .................. 2,813 $ 568,226
Five Below, Inc.
(a)
......................... 2,403 460,511
Floor & Decor Holdings, Inc. , Class A
(a)
.......... 4,691 309,418
GameStop Corp. , Class A
(a) (b)
................. 17,597 420,216
Gap, Inc. (The) .......................... 9,145 255,877
Home Depot, Inc. (The) .................... 43,082 16,138,086
Lithia Motors, Inc. , Class A .................. 1,104 357,078
Lowe's Companies, Inc. .................... 24,239 6,473,267
Murphy USA, Inc. ........................ 795 335,895
O'Reilly Automotive, Inc.
(a)
................... 36,660 3,607,711
Penske Automotive Group, Inc. ............... 854 133,899
Ross Stores, Inc. ......................... 14,086 2,657,324
TJX Companies, Inc. (The) .................. 48,171 7,216,498
Tractor Supply Co. ........................ 22,943 1,167,340
Ulta Beauty, Inc.
(a)
........................ 1,935 1,252,642
Valvoline, Inc.
(a)
.......................... 5,533 181,040
Wayfair, Inc. , Class A
(a) (b)
.................... 4,402 455,563
Williams-Sonoma, Inc. ..................... 5,386 1,102,245
50,596,790
a
Technology Hardware, Storage & Peripherals  —  6 .6%
Apple, Inc. ............................. 640,051 166,080,433
Dell Technologies, Inc. , Class C ............... 13,172 1,507,404
Hewlett Packard Enterprise Co. ............... 56,227 1,210,005
HP, Inc. ............................... 40,485 787,028
IonQ, Inc.
(a) (b)
............................ 15,333 613,013
NetApp, Inc. ............................ 8,645 832,946
Pure Storage, Inc. , Class A
(a)
................. 13,590 945,049
Sandisk Corp.
(a)
.......................... 6,031 3,475,364
Seagate Technology Holdings PLC ............. 9,430 3,844,517
Super Micro Computer, Inc.
(a)
................. 21,882 636,985
Western Digital Corp. ...................... 14,798 3,702,903
183,635,647
a
Textiles, Apparel & Luxury Goods  —  0 .3%
Crocs, Inc.
(a) (b)
........................... 2,343 196,625
Deckers Outdoor Corp.
(a)
.................... 6,548 781,438
Levi Strauss & Co. , Class A .................. 4,189 83,277
Lululemon Athletica, Inc.
(a)
................... 4,709 821,721
NIKE, Inc. , Class B ....................... 51,435 3,179,197
Ralph Lauren Corp. , Class A ................. 1,660 586,661
Tapestry, Inc. ............................ 8,936 1,134,068
VF Corp. .............................. 14,126 276,728
7,059,715
a
Tobacco  —  0 .6%
Altria Group, Inc. ......................... 72,511 4,494,957
Philip Morris International, Inc. ................ 67,381 12,090,847
16,585,804
a
Trading Companies & Distributors  —  0 .5%
Air Lease Corp. , Class A .................... 4,500 290,835
Applied Industrial Technologies, Inc. ............ 1,698 442,176
Core & Main, Inc. , Class A
(a)
.................. 8,337 444,862
Fastenal Co. ............................ 49,604 2,150,829
Ferguson Enterprises, Inc. ................... 8,461 2,136,064
FTAI Aviation Ltd. ......................... 4,414 1,202,021
MSC Industrial Direct Co., Inc. , Class A .......... 1,969 166,065
QXO, Inc.
(a) (b)
............................ 20,952 464,715
SiteOne Landscape Supply, Inc.
(a)
.............. 1,963 281,769
United Rentals, Inc. ....................... 2,775 2,170,217
Watsco, Inc. ............................ 1,510 583,540
WESCO International, Inc. ................... 2,102 608,382
WW Grainger, Inc. ........................ 1,888 2,038,927
12,980,402
a

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 8,432 $ 1,088,824
Essential Utilities, Inc. ...................... 12,118 470,057
1,558,881
a
Wireless Telecommunication Services  —  0 .1%
GCI Liberty, Inc. , Class A
(a) (d)
................. 4,053 —
T-Mobile U.S., Inc. ........................ 20,908 4,123,267
4,123,267
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,165,869,065 ) ............................... 2,770,138,672
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(c) (e) (f)
...................... 18,496,958 $ 18,506,207
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(c) (e)
............................ 2,410,482 2,410,482
a
Total Short-Term Securities — 0.7%
(Cost: $ 20,910,836 ) ................................. 20,916,689
Total Investments — 100.6%
(Cost: $ 1,186,779,901 ) ............................... 2,791,055,361
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (17,526,125)
Net Assets — 100.0% ................................. $ 2,773,529,236
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 21,304,135  $ —  $ (2,800,231)
(a)
$ 2,632  $ (329) $ 18,506,207  18,496,958  $ 100,056
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 3,163,706  —  (753,224)
(a)
—  —  2,410,482  2,410,482  97,543  —
BlackRock, Inc. .... 5,634,584  212,255  (134,727) 38,688  1,242,575  6,993,375  6,250  97,583  —
$ —  $ 41,320  $ 1,242,246
$ 27,910,064
$ 295,182  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 8 03/20/26 $ 2,786 $ 12,012

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,770,138,672  $ —  $ —  $ 2,770,138,672
Short-Term Securities
Money Market Funds ...................................... 20,916,689  —  —  20,916,689
$ 2,791,055,361  $ —  $ —  $ 2,791,055,361
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 12,012  $ —  $ —  $ 12,012
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust